RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS
Schedule of transactions with affiliates

        Our consolidated financial statements include the following transactions with our affiliates not otherwise disclosed (dollars in millions):

	Year ended December 31,
	2015	2014	2013
Sales to:
Unconsolidated affiliates	$131	$261	$232
Inventory purchases from:
Unconsolidated affiliates	487	614	597